Share Capital	12 Months Ended
Sep. 30, 2024
Disclosure of Share Capital [Abstract]
Share Capital

21. Share capital

Issued and fully paid share capital

	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	Number	Number	$	$
Ordinary shares of $0.002 per share	4,926,711	2,894,970	9,853	5,790

The authorized share capital of the Company is US$50,000 divided into 25,000,000 ordinary shares of $0.002 each. Holders of Ordinary Shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.

Movements in the Company's share capital in the year ended September 30, 2024 are as follows:

(in USD, except number)	Number	Share capital	Share premium
At October 1, 2023	2,894,970	5,790	120,966,057
Shares issued on exercise of employee share options	99,793	200	887,791
Shares issued for cash, net of issuance costs	335,311	671	1,125,329
Shares issued in relation to the SEPA	1,495,157	2,990	4,241,769
Shares issued to settle MSA and CSA compensation	23,606	47	190,203
Transfer from share premium in connection with the RSS (see note 4)	77,874	155	(155)
At September 30, 2024	4,926,711	9,853	127,410,994

As of September 30, 2024, 26,437,500 warrants to acquire the Company's ordinary shares were outstanding. Each warrant can be converted into the right to be issued with 1/20th of an Ordinary Share, and so twenty warrants must be exercised to purchase one Ordinary Share; only whole warrants are exercisable. The effective exercise price of twenty warrants is $230.00, and the warrants are exercisable until April 28, 2028, or earlier upon redemption or liquidation. Until warrant holders acquire the Ordinary Shares upon exercise of such warrants, they have no rights in respect of such Ordinary Shares.

On May 28, 2024, 3,421,469 warrants entitling the holder to purchase a total of 171,073 Ordinary Shares expired. As a result, the previously recognized equity settled warrants reserve of $345,218 was reversed and transferred to accumulated losses.